Allocation of Costs	6 Months Ended
Jun. 30, 2013
Allocation of Costs
Allocation of Costs

(15) Allocation of Costs

        Prior to the contribution of Refining LLC to the Partnership and entering into the services agreement with CVR Energy on December 31, 2012, certain expenses incurred by CVR Energy and its affiliates were only indirectly attributable to its ownership of the refining and related logistics assets of CRLLC. Accordingly, the historical combined financial statements for the three and six months ended June 30, 2012 have been prepared in accordance with SAB Topic 1-B, as more fully explained in Note 2. These rules require allocations of costs for salaries and benefits, depreciation, rent, accounting and legal services, and other general and administrative expenses. CVR Energy and CRLLC allocated general and administrative expenses to CVR Refining based on allocation methodologies that management considers reasonable and result in an allocation of the historical cost of doing business borne by CVR Energy and CRLLC on behalf of CVR Refining. These allocations may not be indicative of the cost of future operations. For the three and six months ended June 30, 2013, amounts incurred by CVR Energy and its affiliates on behalf of Partnership have been governed and billed in accordance with the services agreement entered into between the Partnership and CVR Energy on December 31, 2012 as more fully described in Note 16 ("Related Party Transactions").

        CVR Refining's Combined Statements of Operations for the three and six months ended June 30, 2012 reflect all of the expenses that CRLLC and CVR Energy incurred on CVR Refining's behalf. CVR Refining's financial statements therefore include certain expenses incurred by CVR Energy and CRLLC which may include, but are not necessarily limited to, the following:

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  Officer and employee salaries and share-based compensation;
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  Rent or depreciation;

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  Advertising;

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  Accounting, tax, legal and information technology services;

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  Other selling, general and administrative expenses;

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  Costs for defined contribution plans, medical and other employee benefits; and

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  Financing costs, including interest and losses on extinguishment of debt.

        Selling, general and administrative expense allocations were based primarily on the nature of the expense incurred, with the exception of compensation and compensation related expenses. Compensation expenses, including share-based compensation, are allocated to CVR Refining as governed by percentages determined by management to be reasonable and in line with the nature of an individual's roles and responsibilities. Allocations related to share-based compensation are more fully described in Note 4 ("Share-Based Compensation"). Cost allocations, either allocated or billed, of $2.9 million and $20.0 million were included in direct operating expenses (exclusive of depreciation and amortization) and selling, general and administrative expenses (exclusive of depreciation and amortization), respectively, for the three months ended June 30, 2012. Cost allocations, either allocated or billed, of $5.8 million and $34.5 million were included in direct operating expenses (exclusive of depreciation and amortization) and selling, general and administrative expenses (exclusive of depreciation and amortization), respectively, for the six months ended June 30, 2012.